CONDENSED STATEMENTS OF CASH FLOWS (USD $)	2 Months Ended	9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (21,287)	$ (36,579,100)	$ (3,242,809)	$ (5,521,081)	$ (5,542,368)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0	196,898	880	4,717	4,717
Stock based compensation	0	1,659,404	0	16,148	16,148
Amortization of debt discount	0	964,851	262,506	705,289	705,289
Warrant expense	0	0	724,000	724,000	724,000
Gain on conversion of notes payable and accrued interest		(2,084,368)	0
Change in fair market value of derivative liabilities	0	26,265,177	111,500	177,000	177,000
Loss on retirement of fixed assets		22,818	0
Write off of abandoned trademark	0			4,725	4,725
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	0	(152,477)	(28,358)	(127,197)	(127,197)
Other assets	0	(1,610)	0	(6,959)	(6,959)
Accounts payable	1,875	1,128,076	173,557	359,163	361,038
Accrued expenses	10,406	89,361	156,755	233,217	243,623
Other current liabilities		0	16,000
Net cash used in operating activities	(9,006)	(8,490,970)	(1,825,969)	(3,430,978)	(3,439,984)
Cash flows from investing activities:
Purchase of property and equipment	0	(815,500)	(16,501)	(194,329)	(194,329)
Costs of trademark	0	0	(4,725)	(4,725)	(4,725)
Net cash used in investing activities	0	(815,500)	(21,226)	(199,054)	(199,054)
Cash flows from financing activities:
Proceeds from the sale of common stock	10,000	0	165,217	200,681	210,681
Proceeds from sale of restricted common stock		0	35,464
Proceeds from IPO, net of underwriter's discount and offering expenses		24,872,170	0
Proceeds from the sale of senior secured convertible notes	0	0	5,500,009	5,500,009	5,500,009
Proceeds from the sale of stock to strategic investor, net		900,000	0
Payment of deferred offering costs	0			(88,319)	(88,319)
Repurchase of restricted common stock	0			(29,553)	(29,553)
Sale of Warrant to IPO underwriter		1,000	0
Net cash provided by financing activities	10,000	25,773,170	5,700,690	5,582,818	5,592,818
Net increase in cash and cash equivalents	994	16,466,700	3,853,495	1,952,786	1,953,780
Cash and cash equivalents - beginning	0	1,953,780	994	994	0
Cash and cash equivalents - ending	994	18,420,480	3,854,489	1,953,780	1,953,780
Supplemental disclosure of non-cash financing activities:
Decrease in deferred offering costs charged to the IPO		88,319	0
Common stock issued upon conversion of notes payable and accrued interest payable		26,790,177	0
Increase in additional paid in capital upon extinguishment of derivative liability for warrants		5,752,000	0
Common stock issued to landlord for tenant improvements of $100,000 and prepaid rent of $400,000		500,000	0
Increase in accrued expenses for the purchase of property and equipment		$ 413,498	$ 0